ACCOUNTS AND OTHER RECEIVABLES (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Accounts Receivable [Line Items]
IVA receivable	$ 18,216	$ 13,119
IVA receivables current	8,062	8,863
IVA receivables noncurrent	10,154	4,256
Guanacevi [Member]
Disclosure Of Accounts Receivable [Line Items]
IVA receivables current	6,402	$ 8,067
IVA receivables noncurrent	1,505
Terronera [Member]
Disclosure Of Accounts Receivable [Line Items]
IVA receivables noncurrent	$ 8,649